Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Trade And Unbilled Receivables, Net
TRADE AND UNBILLED RECEIVABLES, NET

	December 31,
	2016	2015
Receivables (1)	$723,538	$562,616
Unbilled receivables	516,469	386,035
Less – allowance for doubtful accounts	(7,416)	(6,738)
	$1,232,591	$941,913

(1) Includes receivables from affiliated companies	$84,969	$76,598

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable include claims on items that the Company believes are earned, but are subject to uncertainty concerning their ultimate realization. Such amounts were not material as of the balance sheet date. Trade receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2017.

Short and long-term receivables and unbilled receivables include amounts related to contracts with the IMOD in the aggregate amounts of $498,464 and $520,176, as of December 31, 2016 and 2015, respectively.

As for long-term trade and unbilled receivables – see Note 7.